Earnings Per Share (Computation Of Basic And Diluted Earnings Per Share) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 23, 2012	Sep. 25, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 27, 2009
Numerator:
Net income	$ 2,902	$ 3,147	$ 3,464	$ 3,291	$ 2,653
Less liquidation preference and preferred return on series X preferred stock	577	821	1,121	5,617
Less undistributed earnings allocated to participating interests	1,594	2,289	2,302		2,620
Net income (loss) available to common stockholders	731	37	41	(2,326)	33
Less undistributed earnings allocated to participating interests	91	130	131
Net income (loss) available to common and participating stockholders	$ 2,234	$ 2,196	$ 2,212	$ (2,326)	$ 2,653
Denominator:
Weighted-average common shares outstanding	3,539,732	181,117	191,166	135,392	126,218
Basic earnings (loss) per common share	$ 0.21	$ 0.20	$ 0.21	$ (17.18)	$ 0.26
Weighted-average common shares outstanding	3,539,732	181,117	191,166	135,392	126,218
Dilutive effect of preferred stock conversion	7,279,884	10,049,572	10,049,572		10,049,572
Dilutive effect of stock options	682,254	615,005	611,913		462,724
Weighted-average of diluted shares	11,501,870	10,845,694	10,852,651	135,392	10,638,514
Diluted earnings (loss) per common share	$ 0.19	$ 0.20	$ 0.20	$ (17.18)	$ 0.25